INVENTORY (Tables)	12 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventory

	March 31, 2023	March 31, 2022
Raw materials	$1,586,777	$1,481,946
Finished products	168,075	5,825
Total	$1,754,852	$1,487,771